Loans and Allowance for Credit Losses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans pledged at the Federal Home Loan Bank ("FHLB")	$ 77,200,000,000	$ 74,100,000,000
Loans pledged at the Federal Reserve Bank	53,000,000,000	48,600,000,000
Outstanding advances to joint venture	205,000,000	486,000,000
Unearned interest and deferred fees and costs on loans	556,000,000	753,000,000
Outstanding balance of loans where trial period was unsuccessful and no longer eligible for a permanent modification	78,000,000
Purchased impaired loans included in covered loans classified as nonperforming assets	5,000,000	82,000,000
Residential Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of loans in trial period	416
Outstanding balance of loans in trial period	58,000,000
Estimated post-modification balance of loans in trial period	47,000,000
Home equity and second mortgage loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of loans in trial period	10
Outstanding balance of loans in trial period	1,000,000
Estimated post-modification balance of loans in trial period	1,000,000
Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of loans in trial period	2,536
Outstanding balance of loans in trial period	328,000,000
Estimated post-modification balance of loans in trial period	$ 307,000,000
Government National Mortgage Association [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period arrangement was unsuccessful	591